Revenue from contracts with customers and trade receivables (Details Textual) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 INR (₨)		Mar. 31, 2018 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Statement [Line Items]
Contract assets		₨ 23			₨ 16
Revenue		174,600	$ 2,316.0	[1],[2]	153,851	[1],[2]	₨ 142,028	[1],[2]
Licence fee	[3],[4]	8,617			3,016		2,472
Global Generics- North America Operations [Member]
Statement [Line Items]
Refunds provision | $									$ 24.0	$ 30.0
Proprietary products
Statement [Line Items]
Revenue		7,949			4,750		4,245
Proprietary products | UpsherSmith Laboratories LLC [Member]
Statement [Line Items]
Licence fee		7,486	$ 108.7
Major Customer 1 [Member]
Statement [Line Items]
Revenue		₨ 14,164			₨ 10,639		₨ 13,486
Percentage of entity's revenue		8.00%	8.00%		7.00%		9.00%
Major Customer 2 [Member]
Statement [Line Items]
Revenue		₨ 9,267			₨ 10,024		₨ 10,755
Percentage of entity's revenue		5.00%	5.00%		7.00%		8.00%

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the years ended March 31, 2020 and 2019 are not comparable with those of the previous year presented.
[2]	Revenues for the year ended March 31, 2020 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,910 (as compared to Rs.5,785 and Rs.5,492 for the years ended March 31, 2019 and 2018, respectively).
[3]	During the year ended March 31, 2020, the Company entered into a definitive agreement with Upsher-Smith Laboratories, LLC for the sale of its U.S. and select territory rights for ZEMBRACE® SYMTOUCH® (sumatriptan injection) 3 mg and TOSYMRA® (sumatriptan nasal spray) 10 mg (formerly referred to as “DFN-02”), which formed part of its Proprietary Products segment. License fees includes an amount of Rs.7,486 (U.S.$108.7) towards the aforesaid sale transaction. Refer to Note 37 of these consolidated financial statements for further details.
[4]	License fees for the years ended March 31, 2019 and March 31, 2018 primarily includes out-licensing revenue from Encore Dermatology Inc. Refer to Note 36 of these consolidated financial statements for further details.